Financial Instruments and Risk Management - Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments [Abstract]
Cash	$ 366.8	$ 364.0
Cash equivalents	3.6	10.5
Cash and cash equivalents	$ 370.4	$ 374.5	$ 394.0	$ 463.8